Leases - Schedule of Condensed Consolidated Balance Sheet Operating and Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating right-of-use assets
Operating right-of-use assets	$ 19,480	$ 4,424
Operating lease liabilities
Current	6,809	640
Non-current	12,739	3,784
Total operating lease liabilities	19,548	4,424
Finance right-of-use assets
Finance right-of-use assets	21,871	3,391
Finance lease liabilities
Current	7,837	1,737
Non-current	13,389	1,654
Total finance lease liabilities	21,226	3,391
Real Property
Operating right-of-use assets
Operating right-of-use assets	19,480	4,424
Vehicles
Finance right-of-use assets
Finance right-of-use assets	$ 21,871	$ 3,391